PENSIONS - Net Periodic Benefit Costs (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of net periodic benefit cost:
Service cost	$ 250	$ 313	$ 302
Interest cost	1,687	1,901	2,051
Expected return on plan assets	(926)	(843)	(806)
Recognized actuarial loss	1,392	1,182	1,060
Net periodic benefit cost	2,403	2,553	$ 2,607
Estimated net loss for defined benefit pension plans to be amortized from accumulated other comprehensive income into net periodic benefit cost in next fiscal year	$ 1,400	$ 1,200